Balance Sheet - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 19, 2023
Current assets
Cash	$ 517,813		$ 46,285		$ 56,248
Prepaid expense	148,912
Deferred offering cost			122,750		114,670
Total current assets	666,725		169,035
Cash held in trust account	81,628,583
TOTAL ASSETS	82,295,308		169,035		170,918
Current liabilities
Accounts payable	4,012		25,728		1,761
Accrued offering cost			20,939		20,939
Tax liability	294,474
Promissory note			125,000		125,000
TOTAL LIABILITIES	298,486		171,667		147,700
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; 0 issued and outstanding
common stock, $0.0001 par value; 100,000,000 shares authorized; 2,295,800 issued and outstanding (excluding 8,000,000 shares subject to possible redemption)			230		216
Additional paid in capital			26,436		24,784
Accumulated deficit	367,980		(29,298)		(1,782)
Total Stockholders' Equity	368,239	$ 316,967	(2,632)	$ 21,036	23,218	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	82,295,308		169,035		$ 170,918
Common stock, shares subject to possible redemption
Current liabilities
Common stock; $0.0001 par value, subject to possible redemption, 8,000,000 shares at redemption value	81,628,583
Common stock, shares not subject to possible redemption
STOCKHOLDERS' EQUITY
common stock, $0.0001 par value; 100,000,000 shares authorized; 2,295,800 issued and outstanding (excluding 8,000,000 shares subject to possible redemption)	$ 259		$ 230